Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018					$ 121,984	$ 3,242,449	$ (195,054)	$ (3,880,234)	$ (710,855)
Balance, shares at Dec. 31, 2018					121,984,192
Merger with Maxim Partners					$ 129,559	259,116			388,675
Merger with Maxim Partners, shares	1				129,558,574
Common shares issued for related party debt conversions					$ 8,600	393,034			401,634
Common shares issued for related party debt conversions, shares					8,600,298
Maxim exchange agreement			$ 130		$ (129,559)	129,429
Maxim exchange agreement, shares	(1)		129,559		(129,558,574)
Common shares issued pursuant to note conversions					$ 26,586	768,089			794,675
Common shares issued pursuant to note conversions, shares					26,586,234
Common shares issued pursuant to debenture conversion					$ 428	45,620			46,048
Common shares issued pursuant to debenture conversion, shares					427,500
Common shares issued for services performed					$ 250	7,250			7,500
Common shares issued for services performed, shares					250,000
Exercise of stock options					$ 500	4,500			5,000
Exercise of stock options, shares					500,000
Exercise of common stock warrants					$ 4,365	301,930			306,295
Exercise of common stock warrants, shares					4,365,000
Issuance of Series B dividend common shares					$ 38	3,125			3,163
Issuance of Series B dividend common shares, shares					38,287
Issuance of Series B preferred stock, net of discount		$ 125				124,875			125,000
Issuance of Series B preferred stock, net of discount, shares		125,000
Conversion of Series B preferred stock for common shares		$ (50)			$ 1,466	(1,416)
Conversion of Series B preferred stock for common shares, shares		(50,000)			1,465,949
Warrants issued to board of directors						170,734			170,734
Amortization of deferred compensation							195,054		195,054
Amortization of preferred stock discount						36,412		(36,412)
Dividends on preferred stock								(9,488)	(9,488)
Common shares issued to board of directors					$ 5,000	550,400			555,400
Common shares issued to board of directors, shares					5,000,000
Net loss								(5,151,480)	(5,151,480)
Balance at Dec. 31, 2019		$ 75	$ 130	$ 130	$ 169,217	6,035,547		(9,077,614)	(2,872,645)
Balance, shares at Dec. 31, 2019		75,000	129,559	129,559	169,217,460
Common shares issued for services performed									318,000
Exercise of common stock warrants					$ 4,170	121,914			126,084
Exercise of common stock warrants, shares					4,170,000
Amortization of preferred stock discount						15,910		(15,910)
Dividends on preferred stock								(2,588)	(2,588)
Common shares issued in connection with notes payable					$ 295	9,705			10,000
Common shares issued in connection with notes payable, shares					294,994
Common shares issued for accrued services					$ 6,662	311,338			318,000
Common shares issued for accrued services, shares					6,662,312
Common shares issued to board of directors					$ 1,000	16,800			17,800
Common shares issued to board of directors, shares					1,000,000
Net loss								(958,468)	(958,468)
Balance at Mar. 31, 2020		$ 75	$ 130	$ 130	$ 181,344	6,511,211		(10,054,580)	(3,361,820)
Balance, shares at Mar. 31, 2020		75,000	129,559	129,559	181,344,766
Balance at Dec. 31, 2019		$ 75	$ 130	$ 130	$ 169,217	6,035,547		(9,077,614)	(2,872,645)
Balance, shares at Dec. 31, 2019		75,000	129,559	129,559	169,217,460
Exercise of stock options					$ 4,000	6,400			10,400
Exercise of stock options, shares					4,000,000
Exercise of common stock warrants					$ 4,170	121,914			126,084
Exercise of common stock warrants, shares					4,170,000
Issuance of Series B dividend common shares					$ 90	3,360			3,450
Issuance of Series B dividend common shares, shares					90,216
Conversion of Series B preferred stock for common shares		$ (25)			$ 958	(933)
Conversion of Series B preferred stock for common shares, shares		(25,000)			958,333
Amortization of preferred stock discount						45,056		(45,056)
Dividends on preferred stock								(7,764)	(7,764)
Common shares issued in connection with notes payable					$ 295	9,705			10,000
Common shares issued in connection with notes payable, shares					294,994
Common shares issued for accrued services					$ 6,662	311,338			318,000
Common shares issued for accrued services, shares					6,662,312
Common shares issued to board of directors					$ 12,942	219,452			232,394
Common shares issued to board of directors, shares					12,942,161
Warrants issued in connection with convertible debenture						328,815			328,815
Debenture conversions					$ 49,110	369,698			418,808
Debenture conversions, shares					49,110,485
Common shares issued for services and compensation					$ 16,279	264,353			280,632
Common shares issued for services and compensation, shares					16,279,273
Net loss								(4,108,755)	(4,108,755)
Balance at Dec. 31, 2020		$ 50	$ 130		$ 263,725	7,714,704		(13,239,189)	(5,260,580)
Balance, shares at Dec. 31, 2020		50,000	129,559		263,725,234
Common shares issued pursuant to debenture conversion									$ 140,500
Common shares issued pursuant to debenture conversion, shares									37,538,998
Dividends on preferred stock								(1,722)	$ (1,722)
Common shares issued to board of directors					$ 140,000	980,000			1,120,000
Common shares issued to board of directors, shares					140,000,000
Debenture conversions					$ 37,539	318,815			356,354
Debenture conversions, shares					37,538,998
Common shares issued for services and compensation					$ 31,834	204,614			236,448
Common shares issued for services and compensation, shares					31,834,386
Net loss								(1,617,405)	(1,617,405)
Balance at Mar. 31, 2021		$ 50	$ 130		$ 473,098	$ 9,218,133		$ (14,858,316)	$ (5,166,906)
Balance, shares at Mar. 31, 2021		50,000	129,559		473,098,618